Reorganization and Fresh Start Accounting - Condensed Consolidated Balance Sheet at Emergence (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Jun. 30, 2021	Feb. 05, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 112,225		$ 111,968	$ 343,332			$ 104,621
Accounts receivable, net	227,644		189,207	147,863			198,665
Taxes receivable	29,565		32,556	30,767			59,771
Prepaid expenses and other current assets	51,476		32,681	80,322			59,050
Total current assets	420,910		366,412	602,284			422,107
Intangible assets	76,262		113,389
Property and equipment, at cost	1,518,663		1,155,725	4,777,697			10,306,625
Accumulated depreciation	(56,588)		0	(1,200,628)			(2,572,701)
Property and equipment, net	1,462,075		1,155,725	3,577,069			7,733,924
Other assets	46,882		70,420	84,584			128,467
Total assets	2,094,768		1,705,946	4,263,937			8,284,498
Current liabilities
Accounts payable	106,429		81,949	95,159			108,208
Accrued payroll and related costs	56,442		35,615	36,553			56,056
Taxes payable	39,312		34,211	36,819			30,715
Other current liabilities	35,031		33,635	49,820			171,397
Total current liabilities	241,507		185,410	218,351			516,928
Long-term debt	406,000		393,500				3,779,499
Deferred income taxes	13,568		21,525	9,292			68,201
Other liabilities	67,025		86,743	108,039			260,898
Liabilities subject to compromise			0	4,239,643
Total liabilities	728,100		687,178	4,575,325			4,625,526
Shareholders' equity
Common stock	1		1	2,511			2,492
Additional paid-in capital	1,388,388		1,018,767	814,796			807,093
Accumulated deficit	(21,454)		0	(1,070,683)			2,907,776
Accumulated other comprehensive income (loss)	(267)		0	(58,012)			(58,389)
Total shareholders' equity	1,366,668	$ 1,385,724	1,018,768	(311,388)	$ 2,509,034	$ 2,556,970	3,658,972	$ 4,654,574	$ 5,950,628
Total liabilities and equity	$ 2,094,768		1,705,946	$ 4,263,937			$ 8,284,498
Predecessor
Current assets
Cash and cash equivalents			317,962
Accounts receivable, net			189,207
Taxes receivable			32,556
Prepaid expenses and other current assets			63,056
Total current assets			602,781
Intangible assets			0
Property and equipment, at cost			4,787,661
Accumulated depreciation			(1,221,033)
Property and equipment, net			3,566,628
Other assets			69,940
Total assets			4,239,349
Current liabilities
Accounts payable			89,215
Accrued payroll and related costs			35,615
Taxes payable			34,211
Other current liabilities			64,943
Total current liabilities			223,984
Long-term debt			0
Deferred income taxes			9,303
Other liabilities			108,489
Liabilities subject to compromise			4,143,812
Total liabilities			4,485,588
Shareholders' equity
Common stock			2,511
Additional paid-in capital			815,505
Accumulated deficit			(1,006,351)
Accumulated other comprehensive income (loss)			(57,904)
Total shareholders' equity			(246,239)
Total liabilities and equity			4,239,349
Reorganization Adjustments
Current assets
Cash and cash equivalents			(205,994)
Accounts receivable, net			0
Taxes receivable			0
Prepaid expenses and other current assets			(20,302)
Total current assets			(226,296)
Intangible assets			0
Property and equipment, at cost			0
Accumulated depreciation			0
Property and equipment, net			0
Other assets			10,983
Total assets			(215,313)
Current liabilities
Accounts payable			(7,266)
Accrued payroll and related costs			0
Taxes payable			0
Other current liabilities			21,305
Total current liabilities			14,039
Long-term debt			352,054
Deferred income taxes			(17,328)
Other liabilities			4,659
Liabilities subject to compromise			(4,143,812)
Total liabilities			(3,790,388)
Shareholders' equity
Common stock			(2,511)
Additional paid-in capital			(815,505)
Accumulated deficit			3,374,323
Accumulated other comprehensive income (loss)			0
Total shareholders' equity			3,575,075
Total liabilities and equity			(215,313)
Fresh Start Adjustments
Current assets
Cash and cash equivalents			0
Accounts receivable, net			0
Taxes receivable			0
Prepaid expenses and other current assets			(10,073)
Total current assets			(10,073)
Intangible assets			113,389
Property and equipment, at cost			(3,631,936)
Accumulated depreciation			1,221,033
Property and equipment, net			(2,410,903)
Other assets			(10,503)
Total assets			(2,318,090)
Current liabilities
Accounts payable			0
Accrued payroll and related costs			0
Taxes payable			0
Other current liabilities			(52,613)
Total current liabilities			(52,613)
Long-term debt			41,446
Deferred income taxes			29,550
Other liabilities			(26,405)
Liabilities subject to compromise			0
Total liabilities			(8,022)
Shareholders' equity
Common stock			2,500
Additional paid-in capital			815,500
Accumulated deficit			(2,367,972)
Accumulated other comprehensive income (loss)			57,904
Total shareholders' equity			(2,310,068)
Total liabilities and equity			$ (2,318,090)